Borrowed Funds	12 Months Ended
Dec. 31, 2013
Borrowed Funds

9. Borrowed Funds

Borrowed funds are summarized as follows:

	December 31,
	2013		2012
	Principal	Weighted Average Rate	Principal	Weighted Average Rate
	(Dollars in thousands)
Funds borrowed under repurchase agreements:
FHLB	$23,000	3.90%	$55,000	3.94%
Other brokers	244,681	1.35%	—	—

Total funds borrowed under repurchase agreements	267,681	1.60%	55,000	3.94%
Other borrowed funds:
FHLB advances	3,094,494	1.83%	2,645,500	2.14%
Other	5,099	1.91%	5,152	1.92%

Total other borrowed funds:	3,099,593	1.83%	2,650,652	2.14%

Total borrowed funds	$3,367,274	1.81%	$2,705,652	2.18%

Borrowed funds had scheduled maturities as follows:

	December 31,
	2013		2012
	Principal	Weighted Average Rate	Principal	Weighted Average Rate
	(Dollars in thousands)
Within one year	$1,214,204	0.64%	$915,500	1.26%
One to two years	311,500	3.49%	109,000	3.07%
Two to three years	325,000	2.79%	301,000	3.50%
Three to four years	250,730	3.01%	325,000	2.79%
Four to five years	714,246	2.26%	225,000	2.90%
After five years	551,594	1.73%	830,152	2.16%

Total borrowed funds	$3,367,274	1.81%	$2,705,652	2.18%

Mortgage-backed securities have been sold, subject to repurchase agreements, to the FHLB and various brokers. Mortgage-backed securities sold, subject to repurchase agreements, are held by the FHLB for the benefit of the Company. Repurchase agreements require repurchase of the identical securities. Whole mortgage loans have been pledged to the FHLB as collateral for advances, but are held by the Company.

The amortized cost and fair value of the underlying securities used as collateral for securities sold under agreements to repurchase are as follows:

	December 31,
	2013	2012
	(Dollars in thousands)
Amortized cost of collateral:
Mortgage-backed securities	$325,392	98,401

Total amortized cost of collateral	$325,392	98,401

Fair value of collateral:
Mortgage-backed securities	$322,563	102,673

Total fair value of collateral	$322,563	102,673

In addition to the above securities, the Company has also pledged mortgage loans as collateral for these borrowings.

During the years ended December 31, 2013, 2012 and 2011, the maximum month-end balance of the repurchase agreements was $261.2 million, $250.0 million and $500.0 million, respectively. The average amount of repurchase agreements outstanding during the years ended December 31, 2013, 2012 and 2011 was $165.4 million, $156.1 million and $347.3 million, respectively, and the average interest rate was 1.50%, 3.93% and 4.26%, respectively.

At December 31, 2013, the Company participated in the FHLB’s Overnight Advance program. This program allows members to borrow overnight up to their maximum borrowing capacity at the FHLB. At December 31, 2013, our borrowing capacity at the FHLB was $6.89 billion, of which the Company had outstanding borrowings of $3.12 billion and outstanding letters of credit of $1.18 billion. The overnight advances are priced at the federal funds rate plus a spread (generally between 20 and 30 basis points) and re-price daily. In addition, the Bank had an effective commitment for unsecured discretionary overnight borrowings with other institutions totaling $100 million, of which no balance was outstanding at December 31, 2013.